Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	$ (7,424)	$ 35,263	$ 64,843
Hedging Reserves [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	6,385	21,712
Hedging Reserves [Member] | Reclassification During The Year To Profit Or Loss [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	10,309	34,882
Hedging Reserves [Member] | Effective Valuation Of Cash Flow Hedged [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	(3,924)	(13,170)
Fair Value Reserves [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	19	(245)
Fair Value Reserves [Member] | Valuations Of Available-For-Sale Investments [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	19	(245)
Income Tax Reserves Relating To Hedging Reserves [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period	3,558	(3,558)
Income Tax Reserves Relating To Hedging Reserves [Member] | Reclassification During The Year To Profit Or Loss [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period		(12,801)
Income Tax Reserves Relating To Hedging Reserves [Member] | Temporary Differences Within OCI [Member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income (loss) in the period		$ 9,243